Derivative Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

We use derivatives to manage exposure to market risk including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. Recoveries of less than $1 million were recorded in 2015. There were $5 million of counterparty default losses, net of recoveries, recorded in 2014.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. For hedges of available-for-sale investment securities, deposits and long-term debt, the hedge documentation specifies the terms of the hedged items and the interest rate swaps and indicates that the derivative is hedging a fixed rate item and is a fair value hedge, that the hedge exposure is to the changes in the fair value of the hedged item due to changes in benchmark interest rates, and that the strategy is to eliminate fair value variability by converting fixed rate interest payments to LIBOR.

The available-for-sale investment securities hedged consist of sovereign debt, U.S. Treasury bonds, agency commercial mortgage-backed securities and covered bonds that had original maturities of 30 years or less at initial purchase. The swaps on all of these investment securities are not callable. All of these securities are hedged with “pay fixed rate, receive variable rate” swaps of similar maturity, repricing and fixed rate coupon. At Dec. 31, 2015, $7.8 billion face amount of securities were hedged with interest rate swaps that had notional values of $7.9 billion.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The non-callable debt is hedged with “receive fixed rate, pay variable rate” swaps with similar maturity, repricing and fixed rate coupon. Callable debt is hedged with callable swaps where the call dates of the swaps exactly match the call dates of the debt. At Dec. 31, 2015, $17.9 billion par value of debt was hedged with interest rate swaps that had notional values of $17.9 billion.

In addition, we enter into foreign exchange hedges. We use forward foreign exchange contracts with maturities of nine months or less to hedge our British pound sterling, euro, Hong Kong dollar, Indian rupee and Singapore dollar foreign exchange exposure with respect to foreign currency forecasted revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2015, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $274 million (notional), with a pre-tax loss of less than $1 million recorded in accumulated other comprehensive income. This loss will be reclassified to income or expense over the next nine months.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than two years. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is deferred and reported within accumulated translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2015, forward foreign exchange contracts with notional amounts totaling $6.6 billion were designated as hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2015, had a combined U.S. dollar equivalent value of $462 million.

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2015	2014	2013
Fair value hedges of securities	$4.1	$(20.6)	$14.1
Fair value hedges of deposits and long-term debt	(6.3)	(14.6)	3.7
Cash flow hedges	—	0.1	(0.1)
Other (a)	—	(0.1)	0.1
Total	$(2.2)	$(35.2)	$17.8

(a)	Includes ineffectiveness recorded on foreign exchange hedges.
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2015 and Dec. 31, 2014.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Derivatives designated as hedging instruments (a):
Interest rate contracts	$25,768	$23,145	$497	$477	$372	$385
Foreign exchange contracts	6,839	7,344	219	374	20	62
Total derivatives designated as hedging instruments			$716	$851	$392	$447
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$519,428	$731,628	$10,044	$17,150	$9,962	$17,654
Foreign exchange contracts	576,253	528,401	4,905	6,280	4,682	6,367
Equity contracts	1,923	10,842	127	377	151	549
Credit contracts	319	—	8	—	1	—
Total derivatives not designated as hedging instruments			$15,084	$23,807	$14,796	$24,570
Total derivatives fair value (c)			$15,800	$24,658	$15,188	$25,017
Effect of master netting agreements (d)			(11,115)	(18,347)	(10,869)	(17,797)
Fair value after effect of master netting agreements			$4,685	$6,311	$4,319	$7,220

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

(d)
Effect of master netting agreements includes cash collateral received and paid of $792 million and $546 million, respectively, at Dec. 31, 2015, and $1,589 million and $1,039 million, respectively, at Dec. 31, 2014.

At Dec. 31, 2015, $273 billion (notional) of interest rate contracts will mature within one year, $142 billion between one and five years and $130 billion after five years. At Dec. 31, 2015, $572 billion (notional) of foreign exchange contracts will mature within one year, $7 billion between one and five years and $4 billion after five years.

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2015	2014	2013		2015	2014	2013
Interest rate contracts	Net interest revenue	$(85)	$(921)	$486	Net interest revenue	$83	$886	$(468)

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives(effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2015	2014	2013		2015	2014	2013		2015	2014	2013
FX contracts	$(1)	$(2)	$(27)	Net interest revenue	$(1)	$(2)	$(28)	Net interest revenue	$—	$—	$—
FX contracts	—	(6)	(3)	Other revenue	—	(3)	(1)	Other revenue	—	0.1	(0.1)
FX contracts	9	36	154	Trading revenue	9	36	154	Trading revenue	—	—	—
FX contracts	(8)	(6)	7	Salary expense	(19)	10	(1)	Salary expense	—	—	—
Total	$—	$22	$131		$(11)	$41	$124		$—	$0.1	$(0.1)

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2015	2014	2013		2015	2014	2013		2015	2014	2013
FX contracts	$474	$(367)	$(50)	Net interest revenue	$1	$(1)	$2	Other revenue	$—	$(0.1)	$0.1

Trading activities (including trading derivatives)

We manage trading risk through a system of position limits, a VaR methodology based on Monte Carlo simulations, stop loss advisory triggers and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period for most instruments, utilizes a 99% confidence level and incorporates the non-linear characteristics of options. The VaR model is one of several statistical models used to develop economic capital results, which is allocated to lines of business for computing risk-adjusted performance.

As the VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests, by their design, incorporate the impact of reduced liquidity and the breakdown of observed correlations. The results of these stress tests are reviewed weekly with senior management.

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2015	2014	2013
Foreign exchange	$743	$578	$608
Other trading revenue (loss)	25	(8)	66
Total foreign exchange and other trading revenue	$768	$570	$674

Foreign exchange includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Other trading revenue (loss) reflects results from futures and forward contracts, interest rate swaps, structured foreign currency swaps, options, equity derivatives and fixed income and equity securities.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 20 of the Notes to Consolidated Financial Statements.

Disclosure of contingent features in over-the-counter (“OTC”) derivative instruments

Certain OTC derivative contracts and/or collateral agreements of The Bank of New York Mellon, our largest banking subsidiary and the subsidiary through which BNY Mellon enters into the substantial majority of its OTC derivative contracts and/or collateral agreements, contain provisions that may require us to take certain actions if The Bank of New York Mellon’s public debt rating fell to a certain level. Early termination provisions, or “close-out” agreements, in those contracts could trigger immediate payment of outstanding contracts that are in net liability positions. Certain collateral agreements would require The Bank of New York Mellon to immediately post additional collateral to cover some or all of The Bank of New York Mellon’s liabilities to a counterparty.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2015 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$117	million
Baa2/BBB	$1,076	million
Ba1/BB+	$2,061	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

The aggregated fair value of contracts impacting potential trade close-out amounts and collateral obligations can fluctuate from quarter to quarter due to changes in market conditions, changes in the composition of counterparty trades, new business, or changes to the agreement definitions establishing close-out or collateral obligations.

Additionally, if The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2015, existing collateral arrangements would have required us to have posted an additional $243 million of collateral.
Offsetting assets and liabilities

The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2015
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$9,554	$8,071		$1,483	$432	$—	$1,051
Foreign exchange contracts	3,981	2,981		1,000	63	—	937
Equity and other contracts	123	63		60	—	—	60
Total derivatives subject to netting arrangements	13,658	11,115		2,543	495	—	2,048
Total derivatives not subject to netting arrangements	2,142	—		2,142	—	—	2,142
Total derivatives	15,800	11,115		4,685	495	—	4,190
Reverse repurchase agreements	17,088	357	(b)	16,731	16,726	—	5
Securities borrowing	7,630	—		7,630	7,373	—	257
Total	$40,518	$11,472		$29,046	$24,594	$—	$4,452

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2014
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$15,457	$13,942		$1,515	$408	$—	$1,107
Foreign exchange contracts	5,291	4,246		1,045	176	—	869
Equity contracts	303	159		144	6	—	138
Total derivatives subject to netting arrangements	21,051	18,347		2,704	590	—	2,114
Total derivatives not subject to netting arrangements	3,607	—		3,607	—	—	3,607
Total derivatives	24,658	18,347		6,311	590	—	5,721
Reverse repurchase agreements	11,634	434	(b)	11,200	11,198	—	2
Securities borrowing	9,033	—		9,033	8,733	—	300
Total	$45,325	$18,781		$26,544	$20,521	$—	$6,023

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2015
	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$10,188	$8,235		$1,953	$1,795	$—	$158
Foreign exchange contracts	3,409	2,567		842	274	—	568
Equity and other contracts	145	67		78	71	—	7
Total derivatives subject to netting arrangements	13,742	10,869		2,873	2,140	—	733
Total derivatives not subject to netting arrangements	1,446	—		1,446	—	—	1,446
Total derivatives	15,188	10,869		4,319	2,140	—	2,179
Repurchase agreements	7,737	357	(b)	7,380	7,380	—	—
Securities lending	1,801	—		1,801	1,727	—	74
Total	$24,726	$11,226		$13,500	$11,247	$—	$2,253

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2014
	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$16,884	$14,467		$2,417	$1,815	$—	$602
Foreign exchange contracts	4,241	3,149		1,092	399	—	693
Equity contracts	481	181		300	250	—	50
Total derivatives subject to netting arrangements	21,606	17,797		3,809	2,464	—	1,345
Total derivatives not subject to netting arrangements	3,411	—		3,411	—	—	3,411
Total derivatives	25,017	17,797		7,220	2,464	—	4,756
Repurchase agreements	9,160	434	(b)	8,726	8,722	—	4
Securities lending	2,571	—		2,571	2,494	—	77
Total	$36,748	$18,231		$18,517	$13,680	$—	$4,837

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings at Dec. 31, 2015
	Remaining contractual maturity of the agreements
(in millions)	Overnight and continuous	Up to 30 days	30 days or more	Total
Repurchase agreements:
U.S. Treasury	$2,226	$—	$—	$2,226
U.S. Government agencies	319	42	5	366
Agency RMBS	3,158	—	—	3,158
Corporate bonds	372	—	665	1,037
Other debt securities	106	—	149	255
Equity securities	664	—	31	695
Total	$6,845	$42	$850	$7,737
Securities lending:
U.S. Government agencies	$35	$—	$—	$35
Other debt securities	254	—	—	254
Equity securities	1,512	—	—	1,512
Total	$1,801	$—	$—	$1,801
Total borrowings	$8,646	$42	$850	$9,538

BNY Mellon’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, additional collateral could be required to be provided to the counterparty; therefore, decreasing the amount of assets available for other liquidity needs that may arise. BNY Mellon also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.